Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

($ millions)	2018	2017
Development and production assets	26,635.3	25,881.1
Corporate assets	114.6	106.4
Property, plant and equipment at cost	26,749.9	25,987.5
Accumulated depletion, depreciation and impairment	(16,319.7)	(11,925.1)
Net carrying amount	10,430.2	14,062.4

Reconciliation of movements during the year
Development and production assets
Cost, beginning of year	25,881.1	24,846.9
Accumulated depletion and impairment, beginning of year	(11,877.1)	(10,735.5)
Net carrying amount, beginning of year	14,004.0	14,111.4

Net carrying amount, beginning of year	14,004.0	14,111.4
Acquisitions through business combinations, net	12.2	220.2
Additions	1,083.6	1,211.8
Dispositions, net	(523.8)	(332.7)
Transfers from exploration and evaluation assets	705.9	541.4
Reclassified as assets held for sale	—	(26.4)
Depletion	(1,412.4)	(1,394.4)
Impairment	(3,704.8)	(203.6)
Foreign exchange	208.4	(123.7)
Net carrying amount, end of year	10,373.1	14,004.0

Cost, end of year	26,635.3	25,881.1
Accumulated depletion and impairment, end of year	(16,262.2)	(11,877.1)
Net carrying amount, end of year	10,373.1	14,004.0

Corporate assets
Cost, beginning of year	106.4	102.4
Accumulated depreciation, beginning of year	(48.0)	(38.9)
Net carrying amount, beginning of year	58.4	63.5

Net carrying amount, beginning of year	58.4	63.5
Additions	7.7	4.2
Depreciation	(9.2)	(9.1)
Foreign exchange	0.2	(0.2)
Net carrying amount, end of year	57.1	58.4

Cost, end of year	114.6	106.4
Accumulated depreciation, end of year	(57.5)	(48.0)
Net carrying amount, end of year	57.1	58.4

At December 31, 2018, future development costs of $7.23 billion (December 31, 2017 - $7.00 billion) were included in costs subject to depletion.
Direct general and administrative costs capitalized by the Company during the year ended December 31, 2018 were $48.0 million (year ended December 31, 2017 - $50.4 million), including $7.7 million of share-based compensation costs (year ended December 31, 2017 - $12.0 million).
Impairment test of property, plant and equipment
For the purposes of determining whether impairment of assets has occurred, and the extent of any impairment or its reversal, management exercises their judgment in estimating future cash flows for the recoverable amount, being the higher of fair value less costs of disposal and value in use. These key judgments include estimates about recoverable reserves, forecast benchmark commodity prices, royalties, operating costs, capital costs and discount rates. The fair value less costs of disposal and value in use estimates are categorized as Level 3 according to the IFRS 13 fair value hierarchy.
2018 Impairment
For the year ended December 31, 2018, the decrease in the value of the Company's market capitalization as compared to shareholders' equity was an indicator of impairment. As a result, impairment and recovery testing were required and the Company prepared estimates of future cash flows to determine the recoverable amount of the respective assets.
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at December 31, 2018:

	2019	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029 (3)
WTI ($US/bbl) (1)	58.58	64.60	68.20	71.00	72.81	74.59	76.42	78.40	79.98	81.59	83.22
Exchange Rate ($US/$Cdn)	0.757	0.782	0.797	0.803	0.807	0.808	0.808	0.808	0.808	0.808	0.808
WTI ($Cdn/bbl)	77.38	82.61	85.57	88.42	90.22	92.31	94.58	97.03	98.99	100.98	103.00
AECO ($Cdn/MMbtu) (1)	1.88	2.31	2.74	3.05	3.21	3.31	3.39	3.46	3.54	3.62	3.70

(1)	The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.

(2)	Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2029 to the end of the reserve life. Exchange rates are assumed to be constant at 0.808.
At December 31, 2018, the Company determined that the carrying amount of all CGUs exceeded their recoverable amount. The full amount of the impairments were attributed to PP&E and, as a result, impairment losses of $3.70 billion were recorded as a component of depletion, depreciation, amortization and impairment expense.
The following table summarizes the impairment expense for the year ended December 31, 2018 by CGU:

CGU ($ millions, except %)	Operating segment	Recoverable amount	Discount rate	Impairment	Impairment, net of tax
Southeast Saskatchewan	Canada	5,250.6	15.00%	1,782.1	1,300.9
Utah	U.S.	931.7	18.00%	873.5	658.4
Southwest Saskatchewan	Canada	1,975.2	15.00%	549.4	401.1
Southern Alberta (1)	Canada	872.7	15.00%	404.8	295.5
Northern U.S.	U.S.	878.7	15.00%	83.8	63.2
Northern Alberta	Canada	3.9	15.00%	11.2	8.2
Total impairment (2)		9,912.8		3,704.8	2,727.3

(1)
At September 30, 2018, the Company classified certain non-core assets as held for sale. Immediately before classifying the assets as held for sale, the Company conducted a review of the assets' recoverable amounts and recorded an impairment loss of $14.1 million related to PP&E.

(2)
At December 31, 2018, accumulated after tax impairment losses, net of depletion had no impairment loss been recognized in prior periods for the Canada and U.S. operating segments were $3.29 billion and $879.9 million, respectively.

Impairments were recognized in all CGUs largely due to the increase in discount rates used in impairment testing, reflecting the higher industry weighted average cost of capital at December 31, 2018 compared to December 31, 2017 and current economic factors. The increased industry weighted average cost of capital is the result of increased volatility in the Canadian energy sector due to limited crude oil market access and the current regulatory environment, causing industry participants to have limited access to new capital.

Changes in any of the key judgments, such as a revision in reserves, changes in forecast benchmark commodity prices, foreign exchange rates, capital or operating costs would impact the recoverable amounts of assets and any recoveries or impairment charges would affect net income. The following sensitivities show the resulting impact on income before tax of the changes in discount rate and forecast benchmark commodity price estimates at December 31, 2018, with all other variables held constant:

CGU ($ millions)	Discount Rate		Commodity Prices
	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(350.2)	385.5	640.6	(639.8)
Utah	(46.8)	53.8	140.7	(111.0)
Southwest Saskatchewan	(135.8)	149.7	240.9	(240.6)
Southern Alberta	(70.0)	77.2	133.8	(132.5)
Northern U.S.	(57.6)	65.6	83.8	(101.0)
Northern Alberta	(0.4)	0.5	1.0	(1.0)
Increase (decrease)	(660.8)	732.3	1,240.8	(1,225.9)

2017 Impairment and recovery
For the year ended December 31, 2017, the decrease in near-term forecast benchmark commodity prices as compared to December 31, 2016 and the value of the Company's market capitalization as compared to net asset value were indicators of impairment. In addition, the significant changes to U.S. tax legislation in December 2017 including, among other things, a significant decrease to the federal corporate income tax rate, was an indicator of recovery in the U.S. operating segment. As a result, impairment and recovery testing were required and the Company prepared estimates of future cash flows to determine the recoverable amount of the respective assets.
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at December 31, 2017:

	2018	2019	2020	2021	2022	2023	2024	2025	2026	2027	2028 (2)
WTI ($US/bbl) (1)	55.00	65.00	70.00	73.00	74.46	75.95	77.47	79.02	80.60	82.21	83.85
Exchange Rate ($US/$Cdn)	0.790	0.820	0.850	0.850	0.850	0.850	0.850	0.850	0.850	0.850	0.850
WTI ($Cdn/bbl)	69.62	79.27	82.35	85.88	87.60	89.35	91.14	92.96	94.82	96.72	98.65
AECO ($Cdn/MMbtu) (1)	2.85	3.11	3.65	3.80	3.95	4.05	4.15	4.25	4.36	4.46	4.57

(1)	The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.

(2)	Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2028 to the end of the reserve life. Exchange rates are assumed to be constant at 0.850.
At December 31, 2017, the Company determined that the carrying amount of the Southeast Saskatchewan, Southwest Saskatchewan and Southern Alberta CGUs exceeded their recoverable amount. In addition, the recoverable amount of the Northern U.S. and Utah CGUs exceeded their carrying amount. The full amount of the impairments and recoveries were attributed to PP&E and, as a result, net impairment losses of $203.6 million were recorded as a component of depletion, depreciation, amortization and impairment expense.
The following table summarizes the impairment and recovery for the year ended December 31, 2017 by CGU:

CGU ($ millions, except %)	Operating segment	Recoverable amount	Discount rate	(Impairment) / Recovery	(Impairment) / Recovery, net of tax
Southeast Saskatchewan	Canada	6,946.2	10.25%	(281.7)	(206.1)
Southwest Saskatchewan	Canada	2,412.6	10.25%	(164.1)	(120.0)
Southern Alberta	Canada	1,217.9	11.00%	(109.6)	(80.2)
Northern U.S.	U.S.	976.5	10.50%	87.9	54.6
Utah	U.S.	1,482.4	10.25%	263.9	164.0
Total impairment		13,035.6		(203.6)	(187.7)

The impairments in the Southeast Saskatchewan, Southwest Saskatchewan and Southern Alberta CGUs were largely a result of the decrease in near-term forecast benchmark commodity prices and the increase in discount rates, partially offset by the positive impact of technical and development reserve additions. The recoveries in the Northern U.S. and Utah CGUs were largely a result of the positive impact of technical and development reserve additions and the positive impact of the changes to U.S. tax legislation, partially offset by the decrease in near-term forecast benchmark commodity prices and the increase in discount rates.
The following sensitivities show the resulting impact on income before tax of the changes in discount rate and forecast benchmark commodity price estimates at December 31, 2017, with all other variables held constant:

CGU ($ millions)	Discount Rate		Commodity Prices
	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(559.4)	627.7	831.9	(839.6)
Southwest Saskatchewan	(209.6)	235.6	306.0	(305.7)
Southern Alberta	(114.3)	128.1	176.7	(175.8)
Northern U.S.	—	—	—	—
Utah	(103.6)	116.4	174.9	(173.6)
Increase (decrease)	(986.9)	1,107.8	1,489.5	(1,494.7)